Fair value of derivatives (Details) (USD $)	Level 1	Level 2	Level 3	Total Gains and (Losses)
Balance of derivatives at Dec. 31, 2011	$ 0
Total	0	0	(48,729)	50,874
Derivative.	0	0	(26,627)	22,102
Total.	0	0	(26,627)	22,102
Derivative at Dec. 31, 2012	0	0	(48,729)	50,874
Balance of derivatives. at Dec. 31, 2012	$ 0